Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity
Common Stock

Declared Quarterly Cash Dividends on Common Stock (1)

Declaration Date	Record Date	Payment Date	Dividend Per Share

February 10, 2015	March 6, 2015	March 27, 2015	$0.05
October 23, 2014	December 5, 2014	December 26, 2014	0.05
August 6, 2014	September 5, 2014	September 26, 2014	0.05
June 18, 2014	June 24, 2014	June 30, 2014	0.01
February 11, 2014	March 7, 2014	March 28, 2014	0.01

(1)	In 2014 and through February 25, 2015.
The Corporation repurchased and retired 101.1 million and 231.7 million shares of common stock, which reduced shareholders’ equity by $1.7 billion and $3.2 billion in 2014 and 2013. In 2012, in connection with the exchanges described in Preferred Stock in this Note, the Corporation issued 50 million shares of its common stock.
At December 31, 2014, the Corporation had warrants outstanding and exercisable to purchase 121.8 million shares of common stock at an exercise price of $30.79 per share expiring on October 28, 2018, and warrants outstanding and exercisable to purchase 150.4 million shares of common stock at an exercise price of $13.24 per share expiring on January 16, 2019. These warrants were originally issued in connection with preferred stock issuances to the U.S. Department of the Treasury in 2009 and 2008, and are listed on the New York Stock Exchange. The terms of the warrants expiring on January 16, 2019 include a provision that requires an adjustment to the exercise price when the Corporation declares quarterly dividends at a level greater than $0.01 per common share. As a result of the Corporation’s third- and fourth-quarter 2014 dividends of $0.05 per common share, the exercise price of the warrants expiring on January 16, 2019 was adjusted from $13.30 to $13.24. The exercise price of these warrants is subject to continued adjustment each time the quarterly cash dividend is in excess of $0.01 per common share to compensate the shareholder for dilution resulting from an increased dividend, including as a result of the declaration of a quarterly common stock dividend of $0.05 per common share to be paid on March 27, 2015 to shareholders of record on March 6, 2015. The warrants expiring on October 18, 2018 also contain this anti-dilution provision except the adjustment is triggered only when the Corporation declares quarterly dividends at a level greater than $0.32 per common share.
In connection with the issuance of the Corporation’s 6% Cumulative Perpetual Preferred Stock, Series T (the Series T Preferred Stock), the Corporation issued a warrant to purchase 700 million shares of the Corporation’s common stock. The warrant is exercisable at the holder’s option at any time, in whole or in part, until September 1, 2021, at an exercise price of $7.142857 per share of common stock. The warrant may be settled in cash or by exchanging all or a portion of the Series T Preferred Stock. For more information on the Series T Preferred Stock, see Preferred Stock in this Note.
In connection with employee stock plans, in 2014, the Corporation issued approximately 43 million shares and repurchased approximately 17 million shares of its common stock to satisfy tax withholding obligations. At December 31, 2014, the Corporation had reserved 1.8 billion unissued shares of common stock for future issuances under employee stock plans, common stock warrants, convertible notes and preferred stock.
Preferred Stock
The cash dividends declared on preferred stock were $1.0 billion, $1.2 billion and $1.5 billion for 2014, 2013 and 2012.
On January 27, 2015, the Corporation issued 44,000 shares of its 6.500% Non-Cumulative Preferred Stock, Series Y for $1.1 billion. Dividends are paid quarterly commencing on April 27, 2015. Series Y Preferred Stock has a liquidation preference of $25,000 per share and is subject to certain restrictions in the event that the Corporation fails to declare and pay full dividends.
At the Corporation’s annual meeting of stockholders on May 7, 2014, the stockholders approved an amendment to the Series T Preferred Stock such that it qualifies as Tier 1 capital, and the amendment became effective in the three months ended June 30, 2014. The more significant changes to the terms of the Series T Preferred Stock in the amendment were: (1) dividends are no longer cumulative; (2) the dividend rate is fixed at 6%; and (3) the Corporation may redeem the Series T Preferred Stock only after the fifth anniversary of the effective date of the amendment.
In 2014, the Corporation issued $6.0 billion of its Preferred Stock, Series V, X, W and Z. On June 17, 2014, the Corporation issued 60,000 shares of its Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series V for $1.5 billion. Dividends are paid semi-annually commencing on December 17, 2014. On September 5, 2014, the Corporation issued 80,000 shares of its Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series X for $2.0 billion. Dividends are paid semi-annually commencing on March 5, 2015. On September 9, 2014, the Corporation issued 44,000 shares of its 6.625% Non-Cumulative Preferred Stock, Series W for $1.1 billion. Dividends are paid quarterly commencing on December 9, 2014. On October 23, 2014, the Corporation issued 56,000 shares of its Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series Z for $1.4 billion. Dividends are paid semi-annually commencing on April 23, 2015. Series V, X, W and Z preferred stock have a liquidation preference of $25,000 per share and are subject to certain restrictions in the event that the Corporation fails to declare and pay full dividends.
In 2013, the Corporation redeemed for $6.6 billion its Non-Cumulative Preferred Stock, Series H, J, 6, 7 and 8. The $100 million difference between the carrying value of $6.5 billion and the redemption price of the preferred stock was recorded as a preferred stock dividend. In addition, the Corporation issued $1.0 billion of its Fixed-to-Floating Rate Semi-annual Non-Cumulative Preferred Stock, Series U.
In 2012, the Corporation entered into various agreements with certain preferred stock and Trust Securities holders pursuant to which the Corporation and the holders of these securities agreed to exchange shares of various series of non-convertible preferred stock with a carrying value of $296 million and Trust Securities with a carrying value of $760 million for 50 million shares of the Corporation’s common stock with a fair value of $412 million, and $398 million in cash. The $246 million difference between the carrying value of the preferred stock and Trust Securities retired and the fair value of consideration issued was a $44 million reduction to preferred stock dividends recorded in retained earnings and a $202 million gain recorded in noninterest income. In 2012, the Corporation issued shares of the Corporation’s Series F Preferred Stock and Series G Preferred Stock for $633 million under stock purchase contracts. For additional information, see the Preferred Stock Summary table in this Note.
The table below presents a summary of perpetual preferred stock outstanding at December 31, 2014.

Preferred Stock Summary

(Dollars in millions, except as noted)
Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying Value (1)	Per Annum Dividend Rate	Redemption Period
Series B (2)	7% Cumulative Redeemable	June 1997	7,571	$100	$1	7.00%	n/a
Series D (3, 4)	6.204% Non-Cumulative	September 2006	26,174	25,000	654	6.204%	On or after September 14, 2011
Series E (3, 4)	Floating Rate Non-Cumulative	November 2006	12,691	25,000	317	3-mo. LIBOR + 35 bps (5)	On or after November 15, 2011
Series F (3)	Floating Rate Non-Cumulative	March 2012	1,409	100,000	141	3-mo. LIBOR + 40 bps (5)	On or after March 15, 2012
Series G (3)	Adjustable Rate Non-Cumulative	March 2012	4,926	100,000	493	3-mo. LIBOR + 40 bps (5)	On or after March 15, 2012
Series I (3, 4)	6.625% Non-Cumulative	September 2007	14,584	25,000	365	6.625%	On or after October 1, 2017
Series K (3, 6)	Fixed-to-Floating Rate Non-Cumulative	January 2008	61,773	25,000	1,544	8.00% through 1/29/18; 3-mo. LIBOR + 363 bps thereafter	On or after January 30, 2018
Series L	7.25% Non-Cumulative Perpetual Convertible	January 2008	3,080,182	1,000	3,080	7.25%	n/a
Series M (3, 6)	Fixed-to-Floating Rate Non-Cumulative	April 2008	52,399	25,000	1,310	8.125% through 5/14/18; 3-mo. LIBOR + 364 bps thereafter	On or after May 15, 2018
Series T	6% Non-Cumulative	September 2011	50,000	100,000	2,918	6.00%	See description in Preferred Stock in this Note
Series U (6)	Fixed-to-Floating Rate Non-Cumulative	May 2013	40,000	25,000	1,000	5.2% through 6/1/23; 3-mo. LIBOR + 313.5 bps thereafter	On or after June 1, 2023
Series V (6)	Fixed-to-Floating Rate Non-Cumulative	June 2014	60,000	25,000	1,500	5.125% through 6/17/19; 3-mo. LIBOR + 338.7 bps thereafter	On or after June 17, 2019
Series W (4)	6.625% Non-Cumulative	September 2014	44,000	25,000	1,100	6.625%	On or after September 9, 2019
Series X (6)	Fixed-to-Floating Rate Non-Cumulative	September 2014	80,000	25,000	2,000	6.250% through 9/5/2024; 3-mo. LIBOR + 370.5 bps thereafter	On or after September 5, 2024
Series Z (6)	Fixed-to-Floating Rate Non-Cumulative	October 2014	56,000	25,000	1,400	6.500% through 10/23/24; 3-mo. LIBOR + 417.4 bps thereafter	On or after October 23, 2024
Series 1 (3, 7)	Floating Rate Non-Cumulative	November 2004	3,275	30,000	98	3-mo. LIBOR + 75 bps (8)	On or after November 28, 2009
Series 2 (3, 7)	Floating Rate Non-Cumulative	March 2005	9,967	30,000	299	3-mo. LIBOR + 65 bps (8)	On or after November 28, 2009
Series 3 (3, 7)	6.375% Non-Cumulative	November 2005	21,773	30,000	653	6.375%	On or after November 28, 2010
Series 4 (3, 7)	Floating Rate Non-Cumulative	November 2005	7,010	30,000	210	3-mo. LIBOR + 75 bps (5)	On or after November 28, 2010
Series 5 (3, 7)	Floating Rate Non-Cumulative	March 2007	14,056	30,000	422	3-mo. LIBOR + 50 bps (5)	On or after May 21, 2012
Total			3,647,790		$19,505

(1)	Amounts shown are before third-party issuance costs and certain purchase accounting adjustments of $196 million.

(2)	Series B Preferred Stock does not have early redemption/call rights.

(3)	The Corporation may redeem series of preferred stock on or after the redemption date, in whole or in part, at its option, at the liquidation preference plus declared and unpaid dividends.

(4)	Ownership is held in the form of depositary shares, each representing a 1/1,000th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.

(5)	Subject to 4.00% minimum rate per annum.

(6)
Ownership is held in the form of depositary shares, each representing a 1/25th interest in a share of preferred stock, paying a semi-annual cash dividend, if and when declared, until the redemption date at which time, it adjusts to a quarterly cash dividend, if and when declared, thereafter.

(7)	Ownership is held in the form of depositary shares, each representing a 1/1,200th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.

(8)	Subject to 3.00% minimum rate per annum.
n/a = not applicable
Series L 7.25% Non-Cumulative Perpetual Convertible Preferred Stock (Series L Preferred Stock) listed in the Preferred Stock Summary table does not have early redemption/call rights. Each share of the Series L Preferred Stock may be converted at any time, at the option of the holder, into 20 shares of the Corporation’s common stock plus cash in lieu of fractional shares. The Corporation may cause some or all of the Series L Preferred Stock, at its option, at any time or from time to time, to be converted into shares of common stock at the then-applicable conversion rate if, for 20 trading days during any period of 30 consecutive trading days, the closing price of common stock exceeds 130 percent of the then-applicable conversion price of the Series L Preferred Stock. If a conversion of Series L Preferred Stock occurs subsequent to a dividend record date but prior to the dividend payment date, the Corporation will still pay any accrued dividends payable.
All series of preferred stock in the Preferred Stock Summary table have a par value of $0.01 per share, are not subject to the operation of a sinking fund, have no participation rights, and with the exception of the Series L Preferred Stock, are not convertible. The holders of the Series B Preferred Stock and Series 1 through 5 Preferred Stock have general voting rights, and the holders of the other series included in the table have no general voting rights. All outstanding series of preferred stock of the Corporation have preference over the Corporation’s common stock with respect to the payment of dividends and distribution of the Corporation’s assets in the event of a liquidation or dissolution. With the exception of the Series T Preferred Stock, if any dividend payable on these series is in arrears for three or more semi-annual or six or more quarterly dividend periods, as applicable (whether consecutive or not), the holders of these series and any other class or series of preferred stock ranking equally as to payment of dividends and upon which equivalent voting rights have been conferred and are exercisable (voting as a single class) will be entitled to vote for the election of two additional directors. These voting rights terminate when the Corporation has paid in full dividends on these series for at least two semi-annual or four quarterly dividend periods, as applicable, following the dividend arrearage.